GOODWILL AND OTHER INTANGIBLE ASSETS - Changes in Carrying Amount of Goodwill by Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Beginning balance	$ 3,265	$ 3,231
Acquisitions	7	35
Dispositions		(1)
Ending balance	3,272	3,265
Retail
Goodwill [Roll Forward]
Beginning balance	1,059	1,059
Acquisitions	0	0
Dispositions		0
Ending balance	1,059	1,059
Group and Specialty
Goodwill [Roll Forward]
Beginning balance	261	261
Acquisitions	0	0
Dispositions		0
Ending balance	261	261
Healthcare Services
Goodwill [Roll Forward]
Beginning balance	1,945	1,911
Acquisitions	7	35
Dispositions		(1)
Ending balance	$ 1,952	$ 1,945